Major Customers and Geographic Information - Schedule of Revenue from Major Customers (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Total revenue percentage	10.00%
Customer A [Member]
Total revenue percentage	6.00%	20.00%
Customer B [Member]
Total revenue percentage	3.00%	16.00%
Customer C [Member]
Total revenue percentage	10.00%	9.00%
Customer D [Member]
Total revenue percentage	24.00%	5.00%
Customer E [Member]
Total revenue percentage	12.00%	11.00%
Customer F [Member]
Total revenue percentage	17.00%	0.00%
Customer G [Member]
Total revenue percentage	2.00%	19.00%